Long-Term Debt	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
Long-Term Debt
6.	Long-Term Debt:

The amounts of long-term debt shown in the accompanying consolidated balance sheets of December 31, 2022 and December 31, 2023, are analyzed as follows:

Loan facilities	Borrowers	As of December 31, 2022	As of December 31, 2023
$18.0 Million Term Loan Facility	Rocket- Gamora	13,250,000	5,257,200
Total long-term debt		$13,250,000	$5,257,200
Less: Deferred financing costs		(180,526)	(43,414)
Total long-term debt, net of deferred finance costs		13,069,474	5,213,786

Presented:
Current portion of long-term debt		$2,700,000	$1,345,600
Less: Current portion of deferred finance costs		(93,698)	(34,311)
Current portion of long-term debt, net of deferred finance costs		$2,606,302	$1,311,289

Non-Current portion of long-term debt		10,550,000	3,911,600
Less: Non-Current portion of deferred finance costs		(86,828)	(9,103)
Non-Current portion of long-term debt, net of deferred finance costs		$10,463,172	$3,902,497

$18.0 Million Term Loan Facility

On April 27, 2021, Rocket and Gamora, entered into an $18.0 million senior secured term loan facility (the “$18.0 Million Term Facility”) with Alpha Bank S.A. The facility was drawn down in two tranches on May 7, 2021 and the remaining outstanding balance was repaid by the Company on January 25, 2024 (Note 18). This facility had a term of four years from the drawdown date, bears interest at a margin over LIBOR per annum and is repayable in (a) sixteen (16) quarterly installments (1 to 4 in the amount of $850,000 and 5 to 16 in the amount of $675,000) and (b) a balloon installment in the amount of $6.5 million, such balloon installment payable at maturity together with the last repayment installment.

The above facility was secured by a first preferred mortgage and a first priority general assignment covering earnings, insurances and requisition compensation over the vessels owned by the borrowers (the M/T Wonder Sirius and the M/T Wonder Polaris), an earnings account pledge, a shares security deed relating to the shares of the vessels’ owning subsidiaries, manager’s undertakings and, as of December 31, 2022, was guaranteed by Castor.

As part of the Spin-Off, on March 7, 2023, the first supplemental agreement was entered into with Alpha Bank, whereby Toro replaced Castor as guarantor under the $18.0 Million Term Facility, such that Castor no longer had any obligations under such facility. The facility also contained certain new customary minimum liquidity restrictions and financial covenants that required the borrowers to (i) maintain a certain level of minimum free liquidity per collateralized vessel and (ii) meet a specified minimum security requirement ratio, which is the ratio of the aggregate market value of the mortgaged vessels plus the value of any additional security and the value of the minimum liquidity deposits referred to above, to the aggregate principal amounts due under the facility. With effect from March 7, 2023, the reference rate for this term loan facility changed from LIBOR to SOFR. On June 26, 2023, the Company prepaid $6.0 million under this facility using the proceeds of the sale of M/T Wonder Polaris. The repayment schedule was adjusted accordingly to account for the M/T Wonder Polaris no longer forming part of the security for this facility.

During the year ended December 31, 2023, the Company did not enter into any new or amended loan agreements and made scheduled principal repayments (in addition to the prepayment of part of the loan in connection with the sale of the M/T Wonder Polaris discussed above) amounting to $2.0 million with respect to its $18.0 Million Term Loan Facility.

As of December 31, 2023, the Company was in compliance with all financial covenants prescribed in the above debt agreement.

Restricted cash as of December 31, 2022 and December 31, 2023, non-current, comprises $0.7 million and $0.4 million of minimum liquidity deposits required pursuant to the $18.0 Million Term Loan Facility, respectively.

The annual principal payments for the Company’s outstanding debt arrangement as of December 31, 2023, required to be made after the balance sheet date, are as follows:

Year ending December 31,	Amount
2024	$1,345,600
2025	3,911,600
Total long-term debt	$5,257,200

The weighted average interest rate on long-term debt for the period ended December 31, 2021 and the years ended December 31, 2022, and 2023, was 3.3%, 4.9% and 8.1%, respectively.

Total interest incurred on long-term debt for the period ended December 31, 2021 and the year ended December 31, 2022, and 2023, amounted to $383,186, $719,105 and $737,207, respectively, and is included in ‘Interest and finance costs’ (Note 15) in the accompanying consolidated statements of comprehensive (loss)/income.